Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fund A [Member]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”) [Line Items]
Investments of subsidiary				$ 61,741,683
Fund B [Member]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”) [Line Items]
Investments of subsidiary				$ 112,072,453
Distribution received	$ 71,685,819
Solana [Member] | Fund A [Member]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”) [Line Items]
Shares of acquisition investment (in Shares)				491,249
Acquisition investment amount				$ 105
Solana [Member] | Fund B [Member]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”) [Line Items]
Shares of acquisition investment (in Shares)			1,123,360
Acquisition investment amount			$ 100
Percentage of unlocked schedule		25.00%	75.00%
Avalanche [Member] | Fund A [Member]
Equity investments in digital assets at fair value through profit and loss (“FVTPL”) [Line Items]
Shares of acquisition investment (in Shares)				931,446
Acquisition investment amount				$ 11